Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share
Earnings per share
2 1 .	Earnings per share
Basic net earnings per share is calculated based on the weighted average number of ordinary shares outstanding during each period. Diluted net earnings per share is calculated based on the weighted average number of ordinary shares outstanding and incremental weighted average number of ordinary shares from assumed vesting of non-vested
shares and exercise of share options during each period.
As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.
As of December 31, 2021, 2022 and 2023, there are 84,088, 6,456,160 and 518,401 employee share options or non-vested
ordinary shares, respectively, which could potentially dilute basic net earnings per share in the future, but which were excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti-dilutive.
Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2021, 2022 and 2023 as follows:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited’s ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	4,681,073	6,298,816	8,116,624

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	136,175,112	127,235,048	110,695,778

Basic earnings per Class A and Class B ordinary shares	34.38	49.51	73.32

Diluted earnings per share for the years ended December 31, 2021, 2022 and 2023 are calculated as follows:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Diluted earnings per share:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	4,681,073	6,298,816	8,116,624

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	136,175,112	127,235,048	110,695,778
Dilutive employee share options and non-vested ordinary shares	2,569,910	922,256	1,856,620

Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	138,745,022	128,157,304	112,552,398

Diluted earnings per Class A and Class B ordinary shares	33.74	49.15	72.11